DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 21 – DISCONTINUED OPERATIONS

On December 30, 2022, in light of the deterioration of the crypto and mining machine market conditions, the Board of Directors of the Company approved to withdraw from the mining machine business and dispose of the business to Getworks Co., Ltd. The disposal transaction was closed on January 23, 2023 and the Company does not expect to have any continuing involvement in the mining machine business subsequent to the closing. The disposition of the mining machine business represented a strategic shift that has or will have a major effect on the Company’s operations and financial results. Accordingly, all results of the mining machine business have been removed from continuing operations and presented as discontinued operations in our consolidated statements of operations for all periods presented. In connection with the held for sale classification, the Company recognized an impairment of JPY258,760, partially offset by a deferred income tax benefit of JPY59,408 on the remeasurement of the disposal group held for sale, which has been included in discontinued operations in the accompanying consolidated statement of operations for the year ended December 31, 2022.

On January 23, 2023, the Company closed the transaction of disposition of the mining machine business. The Company recognized a loss of JPY6,742 upon the closing of the transaction.

The following table presents financial results from discontinued operations, net of income taxes in our consolidated statements of operation for the period indicated:

	For the Years Ended
	December 31,
	2024	2023	2022

Revenues, net	-	-	993,770
Cost of revenues	-	-	(478,516)
Gross profit	-	-	515,254

Operating expenses
Selling, general and administrative expenses	-	-	(136,286)
Impairment loss	-	-	(258,760)
Total operating expenses	-	-	(395,046)

Other expenses	-	(6,742)	-

Income (loss) from discontinued operations before income taxes	-	(6,742)	120,208
Income tax expense	-	-	(41,580)
Income (loss) from discontinued operations, net of income taxes	-	(6,742)	78,628
Net loss from discontinued operations attributable to noncontrolling interests	-	-	(9,895)
Income (loss) from discontinued operations attributable to SYLA Technologies Co., Ltd.	-	(6,742)	88,523